SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0		$ 0	$ 0
Effective tax rate	16.19%	24.66%	(82.11%)	41.84%	36.84%	0.00%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0		$ 0	$ 0